Statement of Members' Deficit - Prairie Operating Co LLC [Member]	7 Months Ended
Dec. 31, 2022 USD ($)
Balance - June 7, 2022 (date of inception)
Capital contributions	80,000
Net loss	(461,520)
Balance - December 31, 2022	$ (381,520)